Consolidated balance sheet - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Assets
Cash and non-interest-bearing deposits with banks	$ 4,178	$ 4,380
Interest-bearing deposits with banks	10,229	13,311
Securities (Note 4)	121,547	101,664
Cash collateral on securities borrowed	5,279	5,488
Securities purchased under resale agreements	48,806	43,450
Loans (Note 5)
Residential mortgages	207,396	207,749
Personal	43,113	43,058
Credit card	12,645	12,673
Business and government	121,815	109,555
Allowance for credit losses	(1,751)	(1,639)
Total loans	383,218	371,396
Other
Derivative instruments	22,103	21,431
Customers' liability under acceptances	9,727	10,265
Land, buildings and equipment	1,786	1,795
Goodwill	5,643	5,564
Software and other intangible assets	1,929	1,945
Investments in equity-accounted associates and joint ventures	553	526
Deferred tax assets	534	601
Other assets	18,577	15,283
Other miscellaneous assets	60,852	57,410
Total assets	634,109	597,099
Deposits (Note 6)
Personal	174,662	163,879
Business and government	250,986	240,149
Bank	14,795	14,380
Secured borrowings	37,097	42,607
Deposits	477,540	461,015
Obligations related to securities sold short	14,188	13,782
Cash collateral on securities lent	1,888	2,731
Obligations related to securities sold under repurchase agreements	49,508	30,840
Other
Derivative instruments	22,839	20,973
Acceptances	9,745	10,296
Deferred tax liabilities	40	43
Other liabilities	16,977	18,223
Other miscellaneous liabilities	49,601	49,535
Subordinated indebtedness	4,171	4,080
Equity
Contributed surplus	125	136
Retained earnings	19,793	18,537
Accumulated other comprehensive income (AOCI)	1,094	777
Total shareholders' equity	37,030	34,943
Non-controlling interests	183	173
Total equity	37,213	35,116
Total liabilities and equities	634,109	597,099
Preference shares [member]
Equity
Issued shares (Note 7)	2,575	2,250
Total equity	2,575	2,250
Common shares [member]
Equity
Issued shares (Note 7)	13,443	13,243
Total equity	$ 13,443	$ 13,243